Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Acquired finite-lived intangible assets
Cost	$ 202,207	$ 182,579	$ 162,272
Accumulated Amortization	(31,451)	(25,402)	(15,296)
Intangible assets, net	170,756	157,177	146,976
Game related
Acquired finite-lived intangible assets
Cost	148,262	128,725	127,238
Accumulated Amortization	(12,588)	(8,905)	(2,199)
Intangible assets, net	135,674	119,820	125,039
Technology
Acquired finite-lived intangible assets
Cost	10,029	10,012	9,544
Accumulated Amortization	(5,172)	(4,918)	(4,417)
Intangible assets, net	4,857	5,094	5,127
Trademark and Domain name
Acquired finite-lived intangible assets
Cost	19,796	19,763	12,788
Accumulated Amortization	(3,595)	(2,792)	(1,542)
Intangible assets, net	16,201	16,971	11,246
Supplier-relationship
Acquired finite-lived intangible assets
Cost	10,391	10,373	10,253
Accumulated Amortization	(6,336)	(5,798)	(4,689)
Intangible assets, net	4,055	4,575	5,564
Others
Acquired finite-lived intangible assets
Cost	13,729	13,706	2,449
Accumulated Amortization	(3,760)	(2,989)	(2,449)
Intangible assets, net	$ 9,969	$ 10,717	$ 0